SHARE-BASED PAYMENTS - Share Option Plan (Details) shares in Thousands														12 Months Ended
	Nov. 12, 2019 shares	Oct. 08, 2019 shares	Aug. 14, 2019 shares	Jul. 09, 2019 shares	Apr. 08, 2019 shares	Mar. 05, 2019 shares	Dec. 31, 2018 shares $ / shares	Nov. 13, 2018 shares	Oct. 10, 2018 shares	Aug. 15, 2018 shares	Jul. 10, 2018 shares	May 14, 2018 shares	Mar. 06, 2018 shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Share-based Payment Arrangements [Abstract]
Options outstanding, beginning balance (in shares) | shares														17,928	15,677
Granted (in shares) | shares	1,145	97	1,162	249	367	2,409	34	939	94	961	424	310	1,993	5,470	4,755
Exercised (in shares) | shares														(3,979)	(1,729)
Forfeited (in shares) | shares														(655)	(523)
Expired (in shares) | shares														(180)	(252)
Options outstanding, ending balance (in shares) | shares							17,928							18,584	17,928
Weighted average exercise price, outstanding, beginning balance (in CAD per share) | $ / shares														$ 42.12	$ 40.94
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares														48.27	43.86
Weighted average exercise price of share options exercised in share-based payment arrangement (in CAD per share) | $ / shares														37.95	35.34
Weighted average exercise price of share options forfeited in share-based payment arrangement (in CAD per share) | $ / shares														45.29	41.56
Weighted average exercise price of share options expired in share-based payment arrangement (in CAD per share) | $ / shares														48.98	49.20
Weighted average exercise price, outstanding, ending balance (in CAD per share) | $ / shares							$ 42.12							$ 44.65	$ 42.12